Share-based plans - Holdings under share-based plans (Details)	Dec. 31, 2019 Options shares	Dec. 31, 2018 Options
Share-based payment transaction
Outstanding number of options | Options	3,488,989	3,896,000
LTIP 2019
Share-based payment transaction
Number of performance shares held	797,659
NxStage LTIP
Share-based payment transaction
Number of performance shares held	45,007
2011 SOP
Share-based payment transaction
Outstanding number of options | Options	3,488,989
Management Board | LTIP 2019
Share-based payment transaction
Number of performance shares held	102,435
Management Board | LTIP 2016
Share-based payment transaction
Number of performance shares held	211,878
Management Board | LTIP 2011
Share-based payment transaction
Number of phantom shares held	23,336
Management Board | 2011 SOP
Share-based payment transaction
Outstanding number of options | Options	452,989
Former members | LTIP 2019
Share-based payment transaction
Number of performance shares held	12,564
Employees | LTIP 2016
Share-based payment transaction
Number of performance shares held	1,747,142
Employees | LTIP 2011
Share-based payment transaction
Number of phantom shares held	311,650
Employees | 2011 SOP
Share-based payment transaction
Outstanding number of options | Options	3,036,000